NOTE 11 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						3 Months Ended					6 Months Ended		12 Months Ended			24 Months Ended
	Jan. 07, 2022	Jan. 07, 2021	Jan. 07, 2021	Nov. 11, 2020	Nov. 03, 2020	Jun. 30, 2023	Apr. 14, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Jan. 03, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized													300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share													$ 0.001	$ 0.001
Preferred Stock, Shares Authorized													1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share													$ 0.001	$ 0.001
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock													21,000,000
Stock Issued During Period, Shares, New Issues													14,118,153	51,638,526
Stock Issued During Period, Value, Acquisitions									$ 325,000			$ 325,000	$ 1,550,000
[custom:StockIssuedDuringPeriodValueAssetAcquisition]													357,500
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											120,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 6,900		$ 11,230	$ 30,490	$ 41,139	$ 18,130		107,600	$ 1,037,568
[custom:CommonStockIssuedForSettlementOfDebtValue2]													80,674		2,056,530
Stock Issued During Period, Shares, Conversion of Units							400,000
Stock Issued During Period, Value, Conversion of Units							$ 2,941,177				$ 400,000		400,000
[custom:SubscriptionReceivable]														100,000	100,000
Common Stock, Value, Subscriptions																	$ 100,000
Extinguishment of Debt, Amount														$ 1,516,667
Stock Issued During Period, Shares, Issued for Services														195,000
Stock Issued During Period, Value, Issued for Services														$ 284,700
[custom:CommonStockIssuedForForbearanceOfDebtValue]														49,925	49,925
Debt Conversion, Converted Instrument, Amount														$ 422,295	$ 422,295
Common Stock, Shares, Outstanding						164,656,688					164,656,688		161,595,511	147,477,358
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													10,000	10,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001									$ 0.001
Preferred Stock, Shares Outstanding													10,000	10,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized														200,000
Preferred Stock, Par or Stated Value Per Share														$ 0.001
Preferred Stock, Shares Outstanding													21,000
Preferred Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized				200,000									200,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001									$ 0.001
Preferred Stock, Shares Issued													21,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized		200,000	200,000											200,000
Preferred Stock, Par or Stated Value Per Share														$ 0.001
Preferred Stock, Shares Outstanding													0
Preferred Stock, Shares Issued													0
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights					holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.											On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up 10,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.
[custom:PreferredStockIssuedForConversionOfCommonStockShares]
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Value, Acquisitions
[custom:StockIssuedDuringPeriodSharesAssetAcquisition]
[custom:StockIssuedDuringPeriodValueAssetAcquisition]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
[custom:CommonStockIssuedForSettlementOfDebtShares]
Stock Issued During Period, Shares, Conversion of Units
Stock Issued During Period, Value, Conversion of Units
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:CommonStockIssuedForForbearanceOfDebtShares]
[custom:CommonStockIssuedForForbearanceOfDebtValue]
[custom:CancellationOfCommonStockShares]
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights				Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.									On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock.
[custom:PreferredStockIssuedForConversionOfCommonStockShares]													21,000	21,000
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Value, Acquisitions
[custom:StockIssuedDuringPeriodSharesAssetAcquisition]
[custom:StockIssuedDuringPeriodValueAssetAcquisition]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
[custom:CommonStockIssuedForSettlementOfDebtShares]
Stock Issued During Period, Shares, Conversion of Units
Stock Issued During Period, Value, Conversion of Units
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:CommonStockIssuedForForbearanceOfDebtShares]
[custom:CommonStockIssuedForForbearanceOfDebtValue]
[custom:CancellationOfCommonStockShares]
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights	On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series C Preferred Stock will rank junior to the Series B Preferred Stock, but on par with common stock and Series A Preferred Stock in any distribution upon winding up, dissolution, or liquidation of the company, as provided in the designation. The holders of shares of Series C Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of Series C Preferred Stock do not have voting rights but may convert into common stock after twenty four months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series C Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.	Under the Certificate of Designation, holders of Series C Preferred Stock will rank junior to the Series B Preferred Stock, but on par with common stock and Series A Preferred Stock in any distribution upon winding up, dissolution, or liquidation of the company, as provided in the designation. The holders of shares of Series C Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of Series C Preferred Stock do not have voting rights but may convert into common stock after twenty four months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series C Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.	$0.001
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:PreferredStockIssuedForConversionOfCommonStockShares]														(21,000,000)
Stock Issued During Period, Shares, New Issues										2,000,000			2,000,000	41,562,500
[custom:StockIssuedDuringPeriodValueNewIssuesWithSubscription]													$ 1,000,000	$ 6,536,250
Stock Issued During Period, Shares, Acquisitions									500,000				5,066,667
Stock Issued During Period, Value, Acquisitions									$ 500				$ 5,067
[custom:StockIssuedDuringPeriodSharesAssetAcquisition]													550,000
[custom:StockIssuedDuringPeriodValueAssetAcquisition]													$ 550
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						60,000		60,000	60,000	60,000			240,000	1,320,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 60		$ 60	$ 60	$ 60			$ 240	$ 1,320
[custom:CommonStockIssuedForSettlementOfDebtShares]													161,367	2,230,394
[custom:CommonStockIssuedForSettlementOfDebtValue2]													$ 80,674	$ 2,056,530
Stock Issued During Period, Shares, Conversion of Units											2,941,177		6,100,119
Stock Issued During Period, Value, Conversion of Units													$ 6,100
Stock Issued During Period, Shares, Issued for Services														195,000
Stock Issued During Period, Value, Issued for Services														$ 195
[custom:CommonStockIssuedForForbearanceOfDebtShares]														250,000
[custom:CommonStockIssuedForForbearanceOfDebtValue]														$ 250
[custom:CommonStockIssuedForConversionOfDebtShares]														6,080,632
Debt Conversion, Converted Instrument, Amount														$ 422,295
[custom:CancellationOfCommonStockShares]													1,294,600	1,294,600
[custom:CommonStockRetainedByFINRA]													400,000	400,000